Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accrued Expenses [Line Items]
Finance related	$ (46,203)	$ (27,560)
Vessel related	(38,470)	(24,999)
Administrative related	(16,946)	(13,512)
Accrued expenses	(101,619)	(66,071)
MKII FLNG
Accrued Expenses [Line Items]
Vessel related	(12,300)	(2,100)
Gimi conversion
Accrued Expenses [Line Items]
Vessel related	$ (5,800)	$ (13,600)